Quarterly Financial Data (Tables)	12 Months Ended
Dec. 31, 2014
Quarterly Financial Data [Abstract]
Quarterly Financial Information [Text Block]
Quarterly Financial Data (Unaudited)
The table below summarizes our unaudited quarterly financial data for 2014 and 2013.

	2014 Quarters				Total
	First	Second	Third	Fourth	Year
Revenues from continuing operations	$1,019,719	$1,015,049	$964,114	$847,282	$3,846,164
Operating income	$35,402	$31,257	$35,268	$30,624	$132,551
Income from continuing operations	$29,775	$21,148	$29,113	$26,166	$106,202
Net income	$29,775	$21,148	$29,113	$26,166	$106,202
Basic and diluted net income per common unit:
Continuing operations	$0.34	$0.24	$0.33	$0.28	$1.18
Net income per common unit	$0.34	$0.24	$0.33	$0.28	$1.18

Cash distributions per common unit (1)	$0.5350	$0.5500	$0.5650	$0.5800	$2.2300
	2013 Quarters				Total
	First	Second	Third	Fourth	Year
Revenues from continuing operations	$1,014,808	$1,068,694	$1,090,293	$961,035	$4,134,830
Operating income	$30,005	$33,360	$24,092	$23,300	$110,757
Income from continuing operations	$22,704	$26,612	$17,966	$16,722	$84,004
Loss from discontinued operations	$143	$290	$508	$1,164	$2,105
Net income	$22,847	$26,902	$18,474	$17,886	$86,109
Basic and diluted net income per common unit:
Continuing operations	$0.28	$0.32	$0.21	$0.19	$1.00
Discontinued operations	$—	$0.01	$0.01	$0.01	$0.03
Net income per common unit	$0.28	$0.33	$0.22	$0.20	$1.03

Cash distributions per common unit (1)	$0.4850	$0.4975	$0.5100	$0.5225	$2.0150

(1)	Represents cash distributions declared and paid in the applicable period.

Summary of Quarterly Financial Data

	2014 Quarters				Total
	First	Second	Third	Fourth	Year
Revenues from continuing operations	$1,019,719	$1,015,049	$964,114	$847,282	$3,846,164
Operating income	$35,402	$31,257	$35,268	$30,624	$132,551
Income from continuing operations	$29,775	$21,148	$29,113	$26,166	$106,202
Net income	$29,775	$21,148	$29,113	$26,166	$106,202
Basic and diluted net income per common unit:
Continuing operations	$0.34	$0.24	$0.33	$0.28	$1.18
Net income per common unit	$0.34	$0.24	$0.33	$0.28	$1.18

Cash distributions per common unit (1)	$0.5350	$0.5500	$0.5650	$0.5800	$2.2300
	2013 Quarters				Total
	First	Second	Third	Fourth	Year
Revenues from continuing operations	$1,014,808	$1,068,694	$1,090,293	$961,035	$4,134,830
Operating income	$30,005	$33,360	$24,092	$23,300	$110,757
Income from continuing operations	$22,704	$26,612	$17,966	$16,722	$84,004
Loss from discontinued operations	$143	$290	$508	$1,164	$2,105
Net income	$22,847	$26,902	$18,474	$17,886	$86,109
Basic and diluted net income per common unit:
Continuing operations	$0.28	$0.32	$0.21	$0.19	$1.00
Discontinued operations	$—	$0.01	$0.01	$0.01	$0.03
Net income per common unit	$0.28	$0.33	$0.22	$0.20	$1.03

Cash distributions per common unit (1)	$0.4850	$0.4975	$0.5100	$0.5225	$2.0150

(1)	Represents cash distributions declared and paid in the applicable period.